Organization And Basis Of Presentation And Consolidation	6 Months Ended
Jun. 30, 2011
Organization And Basis Of Presentation And Consolidation
Organization And Basis Of Presentation And Consolidation

1. Organization and Basis of Presentation and Consolidation

Organization

We are a growth-oriented master limited partnership focused on the midstream segment of the oil and gas industry in the Gulf Coast area of the United States. We conduct our operations through our operating subsidiaries and joint ventures. We manage our businesses through three divisions:

•	Pipeline transportation of crude oil and carbon dioxide (or CO2);

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Refinery services involving processing of high sulfur (or "sour") gas streams for refineries to remove the sulfur, and sale of the related by-product, sodium hydrosulfide (or NaHS, commonly pronounced nash);

•	Supply and logistics services, which includes terminaling, blending, storing, marketing, and transporting crude oil, petroleum products and CO2.

In February 2010, new investors, together with members of our executive management team, acquired our general partner. At that time, our general partner owned all our 2% general partner interest and all of our incentive distribution rights, or IDRs. In respect of its general partner interest and IDRs, our general partner was entitled to over 50% of any increased distributions we would pay in respect of our outstanding equity.

On December 28, 2010, we permanently eliminated our IDRs and converted our 2% general partner interest into a non-economic interest, which we refer to as our IDR Restructuring. We issued Class A Units, Class B Units and Waiver Units to the former stakeholders of our general partner in exchange for the elimination of our IDRs. See additional information on our outstanding equity in Note 6.

Basis of Presentation and Consolidation

The accompanying Unaudited Condensed Consolidated Financial Statements include Genesis Energy, L.P. and its operating subsidiaries, Genesis Crude Oil, L.P. and Genesis NEJD Holdings, LLC, and their subsidiaries, and Genesis Energy, LLC, our general partner. The inclusion of Genesis Energy, LLC in our Consolidated Financial Statements was effective December 28, 2010 due to our IDR Restructuring.

Our results of operations for the interim periods shown in this report are not necessarily indicative of results to be expected for the fiscal year. The condensed consolidated financial statements included herein have been prepared by us without audit pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). Accordingly, they reflect all adjustments (which consist solely of normal recurring adjustments) that are, in the opinion of management, necessary for a fair presentation of the financial results for interim periods. Certain information and notes normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. However, we believe that the disclosures are adequate to make the information presented not misleading when read in conjunction with the information contained in the periodic reports we file with the SEC pursuant to the Securities Exchange Act of 1934, including the consolidated financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2010.

Except per unit amounts, or as noted within the context of each footnote disclosure, the dollar amounts presented in the tabular data within these footnote disclosures are stated in thousands of dollars.